DERIVATIVE LIABILITIES (Details) - Schedule of Derivative Instruments (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative Liability	$ 644,163	$ 696,648	$ 496,827
Debt [Member] | Convertible Debt [Member]
Derivative [Line Items]
Derivative Liability	129,367	391,686
Debt [Member] | Embedded Derivative Financial Instruments [Member]
Derivative [Line Items]
Derivative Liability		156,761	82,237
Warrant [Member] | Embedded Derivative Financial Instruments [Member]
Derivative [Line Items]
Derivative Liability	18,665	148,201
Convertible Debt [Member] | Embedded Derivative Financial Instruments [Member]
Derivative [Line Items]
Derivative Liability	$ 496,131	$ 156,761